Financial instruments - Schedule of Assumptions and Inputs (Details)	Jun. 30, 2026 shares	Dec. 31, 2025 shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Number of shares (in shares)	356,817,038	312,021,375
Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Number of shares (in shares)	19,165,000	19,165,000
Share price | Conversion Feature
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	3.69	5.13
Share price | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	3.69	5.13
Volatility rate | Conversion Feature
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.368	0.307
Volatility rate | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.760	0.600
Risk-free rate | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0400	0.0350
Risky Yield | Conversion Feature
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.1890	0.1620